Shareholder Report, Holdings (Details)	Nov. 30, 2024
Fidelity New Jersey Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity New Jersey Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity New Jersey Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity New Jersey Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity New Jersey Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity New Jersey Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity New Jersey Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity New Jersey Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.40%
Fidelity New Jersey Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity New Jersey Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity New Jersey Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Connecticut Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Fidelity Connecticut Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Connecticut Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Connecticut Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Connecticut Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Connecticut Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Connecticut Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Connecticut Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Connecticut Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Connecticut Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Connecticut Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Connecticut Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Connecticut Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%